Summary of Significant Accounting Policies - Reconciliation of components used to derive basic and diluted EPS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
(Numerator) Net Income (Loss), Basic EPS					$ (693,681)	$ 378,859
(Numerator) Net Income (Loss), Effect of Dilutive Securities - Options and Convertible Preferred Stock
(Numerator) Net Income (Loss), Diluted EPS					$ (693,681)	$ 378,859
(Denominator) Weighted- Average Shares, Basic EPS	32,128,770	18,634,369	25,994,442	18,634,369	18,987,702	18,634,369
(Denominator) Weighted- Average Shares, Effect of Dilutive Securities - Options and Convertible Preferred Stock						2,129,263
(Denominator) Weighted- Average Shares, Diluted EPS	32,128,770	18,634,369	25,994,442	18,634,369	18,987,702	20,763,632
Per Share Amount, Basic EPS	$ (0.04)		$ (0.11)		$ (0.04)	$ 0.02
Per Share Amount, Effect of Dilutive Securities - Options and Convertible Preferred Stock
Per Share Amount, Diluted EPS	$ (0.04)		$ (0.11)		$ (0.04)	$ 0.02